Document and Entity Information	Jan. 30, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001403256
Document Type	8-K/A
Document Period End Date	Jan. 30, 2022
Entity Registrant Name	SCULPTOR CAPITAL MANAGEMENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33805
Entity Tax Identification Number	26-0354783
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	790-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Shares
Trading Symbol	SCU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K is filed to add as an exhibit, as required by Item 5.02(a)(3)(iii) of Form 8-K, the letter received by the Company from J. Morgan Rutman, dated February 4, 2022 regarding disclosure made under Item 5.02(a) in the Company’s initial Form 8-K filed with the SEC on February 3, 2022. A copy of the letter from J. Morgan Rutman is attached hereto as Exhibit 17.2.The four independent members of the Company’s Board of Directors issued the following statement in response to the foregoing letter from Mr. Rutman: We unequivocally stand by our previous statement included in the initial Form 8-K. Contrary to Mr. Rutman’s suggestion, the performance plan includes objectively rigorous performance hurdles such that no performance shares vest until a 50% shareholder return is achieved and a 149% shareholder return is required for all performance shares to vest (each based on the closing stock price on the date the performance shares were awarded).